FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

June 24, 2024

Filed Via EDGAR (CIK #0000038778)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Franklin U.S. Government Money Fund (the “Registrant”)
File Nos. 002-55029 and 811-02605

Dear Sir/Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, is Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (Amendment) relating to the Franklin U.S. Government Money Fund, which is being filed under Rule 485(a)(1) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940.

The Amendment is being filed to reflect disclosure relating to the addition of a new P1 Class of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material or financial information contained in the prospectus and SAI.

Please direct any inquiries regarding this filing to the undersigned to Amy Fitzsimmons at (215) 564-8711 .

Sincerely,

FRANKLIN U.S. GOVERNMENT MONEY FUND

/s/ Navid J. Tofigh

Navid J. Tofigh

Vice President and Secretary

NJT:sg